VESSELS AND EQUIPMENT, NET - Schedule of Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement in Property, Plant and Equipment [Roll Forward]
Additions	$ 180
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Charge	(69,833)	$ (41,846)	$ (28,747)
Vessels and equipment, net book value	2,342,165	1,856,461
Vessels and equipment
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	1,944,441	1,193,415
Additions		(121)
Newbuildings	555,349	751,147
Ending balance, cost	2,499,970	1,944,441	1,193,415
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(87,980)	(46,141)
Charge	(69,825)	(41,839)
Ending balance	(157,805)	(87,980)	(46,141)
Vessels and equipment, net book value	2,342,165	1,856,461	1,147,274
Vessels and equipment
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	1,919,441	1,178,415
Additions	180	(121)
Newbuildings	547,849	741,147
Ending balance, cost	2,467,470	1,919,441	1,178,415
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(80,370)	(42,211)
Charge	(63,553)	(38,159)
Ending balance	(143,923)	(80,370)	(42,211)
Vessels and equipment, net book value	2,323,547	1,839,071	1,136,204
Dry-docking
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	25,000	15,000
Additions	0	0
Newbuildings	7,500	10,000
Ending balance, cost	32,500	25,000	15,000
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(7,610)	(3,930)
Charge	(6,272)	(3,680)
Ending balance	(13,882)	(7,610)	(3,930)
Vessels and equipment, net book value	$ 18,618	$ 17,390	$ 11,070